Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
REVENUE
Revenue from sales of goods	$ 1,637,716	$ 1,129,307
Revenue from provision of services	406,846	410,429
TOTAL REVENUE	2,044,562	1,539,736
COST OF SALES	(1,228,412)	(1,024,729)
GROSS PROFIT	816,150	515,007
OPERATING EXPENSES
Amortization	44,540	13,694
Depreciation	47,147	35,302
Director fees	107,446	86,691
Insurance	1,458,765	13,615
Office and miscellaneous	1,607,837	2,325,786
Professional fees	873,640	868,479
Research and development	314,440	15,048
Share-based payments	643,325	1,049,866
Travel	76,472	28,758
Wages and salaries	1,000,207	402,361
Total operating expenses	(6,173,819)	(4,839,600)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(1,230,860)	(41,019,172)
Finance and other costs	14,148	(6,405)
Foreign exchange gain (loss)	(386,940)	145,095
loss on disposal of assets	(10,755)
Government income	1,275	20,706
Gain on recovery of notes receivable	771,260
Other loss	(4,794)	(16,708)
NET LOSS	(6,204,335)	(45,201,077)
Items that may be reclassified to profit or loss
Foreign exchange translation	(54,910)	9,287
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(33,249)	277,143
COMPREHENSIVE LOSS	$ (6,292,494)	$ (44,914,647)
Net loss per share
Basic & diluted	$ (0.19)	$ (2.15)
Weighted average number of common shares outstanding - basic & diluted	33,185,860	20,980,046